Document and Entity Information	0 Months Ended
Oct. 28, 2014
Risk/Return:
Document Type	497
Document Period End Date	Oct. 28, 2014
Registrant Name	MFS SERIES TRUST X
Central Index Key	0000783740
Amendment Flag	false
Document Creation Date	Oct. 28, 2014
Document Effective Date	Oct. 28, 2014
Prospectus Date	Sep. 28, 2014
MFS® Growth Allocation Fund | A
Risk/Return:
Trading Symbol	MAGWX
MFS® Growth Allocation Fund | R4
Risk/Return:
Trading Symbol	MAGJX
MFS® Growth Allocation Fund | 529A
Risk/Return:
Trading Symbol	EAGWX
MFS® Growth Allocation Fund | 529B
Risk/Return:
Trading Symbol	EBGWX
MFS® Growth Allocation Fund | 529C
Risk/Return:
Trading Symbol	ECGWX
MFS® Growth Allocation Fund | B
Risk/Return:
Trading Symbol	MBGWX
MFS® Growth Allocation Fund | C
Risk/Return:
Trading Symbol	MCGWX
MFS® Growth Allocation Fund | I
Risk/Return:
Trading Symbol	MGWIX
MFS® Growth Allocation Fund | R1
Risk/Return:
Trading Symbol	MAGMX
MFS® Growth Allocation Fund | R2
Risk/Return:
Trading Symbol	MGALX
MFS® Growth Allocation Fund | R3
Risk/Return:
Trading Symbol	MAGEX